Inventory (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Inventory [Line Items]
Inventory Write-down	$ (117,585)	$ 470,069	$ 3,954,771